MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost
Matures up to one year	$ 79	$ 51
Matures after one year through five years	28	41
Matures after five years	12	14
Equity securities - no definite maturity date	16	33
Total	135	139
Fair market value
Matures up to one year	87	54
Matures after one year through five years	32	42
Matures after five years	15	16
Equity securities - no definite maturity date	19	27
Total	$ 153	$ 139